UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

Even Herd Long Short ETF Tailored Shareholder Report

semi-annual shareholder report September 30, 2025

Even Herd Long Short ETF

Ticker: EHLS (Listed on The NASDAQ Stock Market, LLC)

This semi-annual shareholder report contains important information about the Even Herd Long Short ETF (the “Fund”) for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$185	3.41%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of September 30, 2025)

Fund Size (Thousands)	$57,894
Number of Holdings	196
Total Advisory Fee	$310,121
Portfolio Turnover Rate	97%

Security Type - Investments

(% of Total Net Assets)

Security Type - Securities Sold Short

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
Kinross Gold Corp.	1.5
Solaris Energy Infrastructure	1.5
NRG Energy, Inc.	1.5
Esquire Financial Holdings, Inc.	1.5
Robinhood Markets, Inc.	1.4
Agnico Eagle Mines, Ltd.	1.3
Vistra Corp.	1.3
Ramaco Resources, Inc.	1.3
Sprott, Inc.	1.2
Skeena Resources, Ltd.	1.2

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.evenherd.com/ehls.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

September 30, 2025 (Unaudited)

Tidal Trust II

Even Herd Long Short ETF	| EHLS | The Nasdaq Stock Market, LLC

Even Herd Long Short ETF

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

COMMON STOCKS - 102.6%	Shares	Value
Aerospace & Defense - 5.8%
Amprius Technologies, Inc.(a)	16,842	$177,178
Embraer SA - ADR(b)	9,096	549,853
Howmet Aerospace, Inc.(b)	2,353	461,729
Kratos Defense & Security Solutions, Inc.(a)(b)	4,626	422,678
L3Harris Technologies, Inc.(b)	613	187,216
Leonardo DRS, Inc. (b)	6,527	296,326
Mercury Systems, Inc.(a)	2,293	177,478
Red Cat Holdings, Inc.(a)(b)	19,502	201,846
Rocket Lab Corp.(a)(b)	6,964	333,645
TAT Technologies Ltd.(a)(b)	12,589	554,294
		3,362,243
Agriculture - 2.0%
Altria Group, Inc.(b)	4,047	267,345
British American Tobacco PLC - ADR(b)	11,988	636,323
Philip Morris International, Inc.(b)	1,690	274,118
		1,177,786
Airlines - 0.3%
Latam Airlines Group SA - ADR(b)	4,090	185,073

Apparel - 1.3%
Ralph Lauren Corp.(b)	588	184,374
Tapestry, Inc.(b)	4,951	560,552
		744,926
Auto Parts & Equipment - 1.0%
Aeva Technologies, Inc.(a)	10,433	151,279
Garrett Motion, Inc. (b)	20,486	279,019
Motorcar Parts of America, Inc.(a)	10,219	169,022
		599,320
Banks - 7.7%
Bancorp, Inc.(a)	2,249	168,428
Bank First Corp.(b)	3,293	399,474
Bank of New York Mellon Corp.(b)	3,649	397,595
Coastal Financial Corp. (a)(b)	5,825	630,090
Deutsche Bank AG	4,685	165,896
Esquire Financial Holdings, Inc.(b)	8,394	856,650
HSBC Holdings PLC - ADR (b)	2,999	212,869
Metropolitan Bank Holding Corp.(b)	2,760	206,503
Mizuho Financial Group, Inc. - ADR(b)	30,748	206,011
NatWest Group PLC - ADR(b)	22,481	318,106
Nicolet Bankshares, Inc.(b)	1,300	174,850
Northeast Bank (b)	1,675	167,768
Northern Trust Corp.	1,298	174,711
Third Coast Bancshares, Inc.(a)(b)	10,487	398,191
		4,477,142
Biotechnology - 2.0%
ATAI Life Sciences NV(a)	16,713	88,412
Gilead Sciences, Inc.(b)	1,297	143,967
Guardant Health, Inc.(a)	3,496	218,430
Insmed, Inc.(a)(b)	2,901	417,773
Niagen Bioscience, Inc.(a)	9,872	92,106
Rezolute, Inc.(a)	19,405	182,407

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

		1,143,095

Building Materials - 0.3%
Modine Manufacturing Co.(a)	1,106	157,229

Chemicals - 2.3%
Hawkins, Inc.(b)	3,370	615,766
Oil-Dri Corp. of America(b)	7,606	464,270
Perimeter Solutions, Inc.(a)(b)	10,099	226,117
		1,306,153

Commercial Services - 2.9%
Barrett Business Services, Inc.(b)	4,210	186,587
Information Services Group, Inc.	20,082	115,472
Laureate Education, Inc.(a)(b)	6,510	205,325
Lincoln Educational Services Corp.(a)(b)	21,510	505,485
Stride, Inc.(a)(b)	3,177	473,182
Toast, Inc. - Class A(a)(b)	5,091	185,873
		1,671,924

Computers - 0.8%
NextNav, Inc.(a)(b)	10,248	146,546
Rigetti Computing, Inc.(a)	10,901	324,741
		471,287

Distribution & Wholesale - 0.8%
OPENLANE, Inc.(a)	4,972	143,094
VSE Corp.(b)	2,080	345,779
		488,873

Diversified Financial Services - 5.9%
Coinbase Global, Inc. - Class A(a)	476	160,645
Evercore, Inc. - Class A	424	143,024
Finance of America Cos., Inc.(a)	13,567	304,308
Freedom Holding Corp.(a)(b)	1,808	311,211
Futu Holdings Ltd. - ADR(b)	1,176	204,518
Jiayin Group, Inc. - ADR	13,053	134,707
LexinFintech Holdings Ltd. - ADR	15,460	82,402
Nasdaq, Inc.	1,735	153,461
Nayax Ltd.(a)	6,609	314,655
SLM Corp.(b)	5,300	146,704
Sprott, Inc.(b)	8,528	709,444
StoneX Group, Inc.(a)(b)	4,087	412,460
Up Fintech Holding Ltd. - ADR(a)	14,603	155,814
WisdomTree, Inc.	12,138	168,718
		3,402,071

Electric - 6.7%
Enlight Renewable Energy Ltd.(a)(b)	16,305	508,064
Entergy Corp.(b)	1,950	181,720
Kenon Holdings Ltd.(b)	11,839	534,768
Korea Electric Power Corp. - ADR(b)	41,232	538,078
NRG Energy, Inc.(b)	5,409	875,987
Oklo, Inc.(a)(b)	4,232	472,418
Vistra Corp.(b)	3,789	742,341
		3,853,376

Electronics - 2.9%

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Allient, Inc.	3,626	162,263
Celestica, Inc.(a)(b)	2,307	568,399
ESCO Technologies, Inc.(b)	876	184,932
Mirion Technologies, Inc.(a)(b)	17,572	408,725
TE Connectivity PLC	794	174,307
TTM Technologies, Inc.(a)	3,432	197,683
		1,696,309

Energy-Alternate Sources - 0.3%
NEXTracker, Inc. - Class A(a)	1,981	146,574

Engineering & Construction - 2.6%
Construction Partners, Inc. - Class A(a)(b)	2,230	283,210
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,552	161,206
IHS Holding Ltd.(a)	23,429	159,786
Limbach Holdings, Inc.(a)(b)	3,254	316,028
Sterling Infrastructure, Inc.(a)(b)	1,764	599,196
		1,519,426

Entertainment - 1.8%
Live Nation Entertainment, Inc.(a)(b)	1,527	249,512
Rush Street Interactive, Inc. - Class A(a)(b)	16,312	334,070
Sportradar Group AG - Class A (a)(b)	17,369	467,226
		1,050,808

Food - 3.0%
Cal-Maine Foods, Inc.(b)	2,494	234,686
Chefs’ Warehouse, Inc.(a)(b)	4,222	246,269
G Willi-Food International Ltd.	7,859	158,909
Lifeway Foods, Inc.(a)(b)	6,081	168,809
Seneca Foods Corp. - Class A(a)(b)	4,113	443,957
Sprouts Farmers Market, Inc.(a)(b)	2,983	324,550
US Foods Holding Corp.(a)(b)	2,390	183,122
		1,760,302

Gas - 0.5%
National Fuel Gas Co. (b)	3,143	290,319

Healthcare - Products - 1.2%
Adaptive Biotechnologies Corp.(a)(b)	36,982	553,251
iRhythm Technologies, Inc.(a)(b)	902	155,135
		708,386

Home Furnishings - 0.3%
Somnigroup International, Inc.	2,120	178,780

Insurance - 1.1%
Heritage Insurance Holdings, Inc.(a)(b)	13,708	345,167
Kingsway Financial Services, Inc.(a)	9,401	137,443
SiriusPoint Ltd.(a)	8,886	160,748
		643,358

Internet - 7.7%
Arena Group Holdings, Inc.(a)	18,111	99,067
Bilibili, Inc. - ADR(a)	12,877	361,715
DoorDash, Inc. - Class A(a)(b)	1,688	459,119
eBay, Inc.	1,804	164,074
Hims & Hers Health, Inc.(a)(b)	8,594	487,452

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Meta Platforms, Inc. - Class A(b)	469	344,424
Netflix, Inc.(a)(b)	233	279,348
Quantasing Group Ltd. - ADR	13,691	123,493
Robinhood Markets, Inc. - Class A(a)(b)	5,499	787,347
Sea Ltd. - Class A - ADR(a)(b)	1,905	340,481
Spotify Technology SA(a)(b)	430	300,140
Tencent Music Entertainment Group - ADR(b)	23,898	557,779
Yatsen Holding Ltd. - ADR(a)	14,725	133,408
		4,437,847

Investment Companies - 0.7%
IREN Ltd.(a)(b)	8,317	390,317

Iron & Steel - 0.9%
Carpenter Technology Corp.(b)	2,149	527,665

Leisure Time - 0.8%
Royal Caribbean Cruises Ltd.	1,351	437,157

Lodging - 0.3%
Atour Lifestyle Holdings Ltd. - ADR	3,843	144,458

Machinery - Diversified - 0.3%
DXP Enterprises, Inc.(a)(b)	1,435	170,865

Metal Fabricate & Hardware - 0.5%
Mueller Industries, Inc.(b)	2,872	290,388

Mining - 9.3%
Agnico Eagle Mines Ltd.(b)	4,443	748,912
Alamos Gold, Inc. - Class A(b)	6,918	241,162
Cameco Corp.(b)	3,847	322,609
Endeavour Silver Corp.(a)	14,425	113,092
Hudbay Minerals, Inc.	11,570	175,401
IperionX Ltd. - ADR(a)	3,576	176,476
Kinross Gold Corp.(b)	36,006	894,749
Metalla Royalty & Streaming Ltd. (a)	24,005	152,432
Newmont Corp.(b)	2,455	206,981
Pan American Silver Corp.(b)	4,527	175,326
Perpetua Resources Corp.(a)(b)	16,491	333,613
Ramaco Resources, Inc. - Class A(b)	21,856	725,401
Skeena Resources Ltd.(a)(b)	36,854	679,219
Standard Lithium Ltd.(a)	23,905	80,560
TMC the metals co., Inc.(a)(b)	53,739	342,317
		5,368,250

Miscellaneous Manufacturing - 0.9%
Byrna Technologies, Inc.(a)(b)	17,099	378,914
Federal Signal Corp.(b)	1,339	159,327
		538,241

Multi-National - 0.5%
Banco Latinoamericano de Comercio Exterior SA(b)	6,068	278,946

Office - Business Equipment - 0.5%
Pitney Bowes, Inc.(b)	27,507	313,855

Oil & Gas - 0.9%

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Par Pacific Holdings, Inc.(a)(b)	9,120	323,030
Permian Basin Royalty Trust	9,218	168,229
		491,259

Oil & Gas Services - 3.7%
Flotek Industries, Inc.(a)(b)	39,721	579,927
NCS Multistage Holdings, Inc.(a)	1,112	56,779
Solaris Energy Infrastructure, Inc.(b)	22,367	894,009
TechnipFMC PLC(b)	15,141	597,312
		2,128,027

Pharmaceuticals - 3.2%
Cardinal Health, Inc.(b)	4,130	648,245
Cidara Therapeutics, Inc.(a)(b)	2,649	253,668
Mirum Pharmaceuticals, Inc.(a)(b)	2,405	176,311
Phibro Animal Health Corp. - Class A(b)	5,900	238,714
Rhythm Pharmaceuticals, Inc.(a)(b)	2,357	238,033
uniQure NV(a)	2,832	165,304
Xeris Biopharma Holdings, Inc.(a)	19,485	158,608
		1,878,883

Pipelines - 0.6%
Antero Midstream Corp.(b)	9,076	176,437
DT Midstream, Inc.(b)	1,580	178,635
		355,072

Real Estate - 0.5%
Five Point Holdings LLC - Class A(a)(b)	50,188	307,652

Retail - 1.3%
Casey’s General Stores, Inc.	530	299,620
Cheesecake Factory, Inc.(b)	5,242	286,423
National Vision Holdings, Inc.(a)	6,044	176,424
		762,467

Savings & Loans - 0.6%
Axos Financial, Inc.(a)(b)	3,884	328,781

Semiconductors - 2.2%
Broadcom, Inc.(b)	1,234	407,109
Lam Research Corp.	1,409	188,665
NVIDIA Corp.(b)	2,963	552,836
Ouster, Inc.(a)	5,336	144,339
		1,292,949

Software - 6.1%
Alignment Healthcare, Inc.(a)(b)	10,203	178,042
Claritev Corp.(a)	5,459	289,764
Cloudflare, Inc. - Class A(a)(b)	2,147	460,725
Domo, Inc. - Class B(a)(b)	21,558	341,479
GigaCloud Technology, Inc. - Class A(a)	5,111	145,152
Magic Software Enterprises Ltd. (b)	10,685	218,081
Microsoft Corp.(b)	523	270,888
NetEase, Inc. - ADR	1,138	172,965
Nutex Health, Inc.(a)(b)	1,593	164,589
Palantir Technologies, Inc. - Class A(a)(b)	2,163	394,574
Red Violet, Inc.(b)	5,468	285,703
ROBLOX Corp. - Class A(a)	1,276	176,751

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Strategy, Inc. - Class A (a)(b)	483	155,627
Youdao, Inc. - ADR (a)(b)	29,434	292,574
		3,546,914

Telecommunications - 6.1%
AST SpaceMobile, Inc. - Class A (a)(b)	6,475	317,793
AT&T, Inc. (b)	16,511	466,271
Credo Technology Group Holding Ltd. (a)(b)	2,159	314,372
Frequency Electronics, Inc. (a)	10,291	348,968
GDS Holdings Ltd. - ADR (a)	4,503	174,266
IDT Corp. - Class B (b)	7,875	411,941
Millicom International Cellular SA	7,018	340,654
RF Industries Ltd. (a)	6,883	56,647
Satellogic, Inc. (a)(b)	28,145	92,316
Telephone and Data Systems, Inc. (b)	7,069	277,387
VEON Ltd. - ADR (a)(b)	10,336	562,588
Vodafone Group PLC - ADR	13,660	158,456
		3,521,659

Transportation - 0.9%
Euroseas Ltd. (b)	9,050	539,471

Water - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (b)	14,297	355,852
TOTAL COMMON STOCKS (Cost $48,813,524)		59,441,735

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
CareTrust REIT, Inc. (b)	4,868	168,822
JBG SMITH Properties (b)	7,935	176,554
Welltower, Inc. (b)	2,607	464,411
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $688,914)		809,787

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 13.7%
First American Government Obligations Fund - Class X, 4.05% (c)	7,902,829	7,902,829
TOTAL MONEY MARKET FUNDS (Cost $7,902,829)		7,902,829

TOTAL INVESTMENTS - 117.7% (Cost $57,405,267)		68,154,351
Liabilities in Excess of Other Assets - (17.7)% (d)		(10,260,226)
TOTAL NET ASSETS - 100.0%		$57,894,125

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of September 30, 2025 is $45,953,359.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

(d)	Includes cash of $221,807 that is pledged as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.	6

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

COMMON STOCKS - (39.6)%	Shares	Value
Advertising - (0.2)%
WPP PLC - ADR	(4,507)	$(112,900)

Agriculture - (0.3)%
Andersons, Inc.	(4,035)	(160,633)

Apparel - (0.2)%
Carter’s, Inc.	(4,265)	(120,358)

Auto Manufacturers - (0.3)%
PACCAR, Inc.	(1,690)	(166,161)

Banks - (1.5)%
Merchants Bancorp	(8,411)	(267,470)
Triumph Financial, Inc.	(5,920)	(296,237)
Walker & Dunlop, Inc.	(3,893)	(325,532)
		(889,239)

Beverages - (0.3)%
Constellation Brands, Inc. - Class A	(1,401)	(188,673)

Biotechnology - (2.5)%
Regeneron Pharmaceuticals, Inc.	(254)	(142,817)
Structure Therapeutics, Inc. - ADR	(18,815)	(526,820)
Vera Therapeutics, Inc.	(12,588)	(365,807)
Vertex Pharmaceuticals, Inc.	(448)	(175,455)
Xenon Pharmaceuticals, Inc.	(5,390)	(216,408)
		(1,427,307)

Building Materials - (0.3)%
Owens Corning	(1,181)	(167,064)

Chemicals - (1.7)%
Albemarle Corp.	(1,827)	(148,133)
Avient Corp.	(5,289)	(174,272)
Axalta Coating Systems Ltd.	(9,137)	(261,501)
FMC Corp.	(3,394)	(114,140)
HB Fuller Co.	(1,742)	(103,266)
Rogers Corp.	(2,067)	(166,311)
		(967,623)

Commercial Services - (4.6)%
Afya Ltd. - Class A	(11,165)	(174,174)
Alarm.com Holdings, Inc.	(2,909)	(154,410)
Distribution Solutions Group, Inc.	(5,900)	(177,472)
ICF International, Inc.	(4,683)	(434,582)
MarketAxess Holdings, Inc.	(2,335)	(406,874)
Morningstar, Inc.	(608)	(141,062)
Paysafe Ltd.	(30,893)	(399,138)
Rentokil Initial PLC - ADR	(4,570)	(115,392)
Strategic Education, Inc.	(4,009)	(344,814)
WillScot Holdings Corp.	(15,888)	(335,396)
		(2,683,314)

Computers - (1.0)%
Globant SA	(1,421)	(81,537)
HP, Inc.	(4,938)	(134,462)

The accompanying notes are an integral part of these financial statements.	7

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Insight Enterprises, Inc.	(1,041)	(118,060)
KBR, Inc.	(4,729)	(223,634)
		(557,693)

Distribution & Wholesale - (0.6)%
Copart, Inc.	(3,487)	(156,810)
Watsco, Inc.	(428)	(173,041)
		(329,851)

Diversified Financial Services - (0.3)%
Cohen & Steers, Inc.	(2,595)	(170,258)

Electric - (1.0)%
Edison International	(4,466)	(246,881)
PG&E Corp.	(20,616)	(310,889)
		(557,770)

Electrical Components & Equipment - (0.2)%
Novanta, Inc.	(1,318)	(131,998)

Electronics - (0.3)%
Mesa Laboratories, Inc.	(2,669)	(178,850)

Engineering & Construction - (0.5)%
Exponent, Inc.	(4,369)	(303,558)

Entertainment - (0.9)%
Caesars Entertainment, Inc.	(5,488)	(148,313)
Six Flags Entertainment Corp.	(5,544)	(125,960)
Vail Resorts, Inc.	(1,457)	(217,923)
		(492,196)

Food - (1.5)%
Conagra Brands, Inc.	(8,693)	(159,169)
Ingles Markets, Inc. - Class A	(2,581)	(179,534)
John B Sanfilippo & Son, Inc.	(4,916)	(316,000)
Lamb Weston Holdings, Inc.	(3,932)	(228,371)
		(883,074)

Healthcare - Products - (2.2)%
Align Technology, Inc.	(906)	(113,449)
Azenta, Inc.	(9,255)	(265,804)
Baxter International, Inc.	(9,161)	(208,596)
Enovis Corp.	(5,042)	(152,974)
Exact Sciences Corp.	(3,320)	(181,637)
GE HealthCare Technologies, Inc.	(2,288)	(171,829)
Waters Corp.	(549)	(164,596)
		(1,258,885)

Healthcare - Services - (1.2)%
Astrana Health, Inc.	(12,859)	(364,553)
Elevance Health, Inc.	(583)	(188,379)
Surgery Partners, Inc.	(7,511)	(162,538)
		(715,470)

Household Products & Wares - (0.8)%
Clorox Co.	(1,331)	(164,112)

The accompanying notes are an integral part of these financial statements.	8

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Spectrum Brands Holdings, Inc.	(5,593)	(293,800)
		(457,912)

Insurance - (0.8)%
Erie Indemnity Co. - Class A	(463)	(147,308)
Everest Group Ltd.	(408)	(142,894)
RLI Corp.	(2,694)	(175,702)
		(465,904)

Internet - (1.0)%
JD.com, Inc. - ADR	(15,832)	(553,803)

Leisure Time - (0.5)%
Lucky Strike Entertainment Corp.	(29,915)	(306,330)

Machinery - Diversified - (1.1)%
Albany International Corp. - Class A	(3,834)	(204,352)
Cactus, Inc. - Class A	(8,302)	(327,680)
Kornit Digital Ltd.	(7,656)	(103,356)
		(635,388)

Media - (1.8)%
Cable One, Inc.	(3,215)	(569,216)
FactSet Research Systems, Inc.	(380)	(108,866)
Liberty Global Ltd. - Class A	(12,954)	(148,453)
Sirius XM Holdings, Inc.	(10,353)	(240,966)
		(1,067,501)

Mining - (0.3)%
Teck Resources Ltd. - Class B	(4,375)	(192,019)

Miscellaneous Manufacturing - (0.3)%
Trinity Industries, Inc.	(5,790)	(162,352)

Oil & Gas - (1.5)%
Coterra Energy, Inc.	(6,857)	(162,168)
Petroleo Brasileiro SA - ADR	(14,111)	(166,792)
Seadrill Ltd.	(12,789)	(386,355)
Viper Energy, Inc. - Class A	(4,408)	(168,474)
		(883,789)

Oil & Gas Services - (1.2)%
Liberty Energy, Inc.	(13,774)	(169,971)
Oceaneering International, Inc.	(7,514)	(186,197)
Schlumberger NV	(9,742)	(334,833)
		(691,001)

Pharmaceuticals - (0.3)%
Pfizer, Inc.	(6,639)	(169,162)

Pipelines - (0.6)%
Excelerate Energy, Inc. - Class A	(6,802)	(171,343)
ONEOK, Inc.	(2,225)	(162,358)
		(333,701)

Real Estate - (0.3)%
Marcus & Millichap, Inc.	(5,074)	(148,922)

The accompanying notes are an integral part of these financial statements.	9

Schedule of Securities Sold Short	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Retail - (0.9)%
Freshpet, Inc.	(2,637)	(145,325)
Murphy USA, Inc.	(450)	(174,717)
Yum China Holdings, Inc.	(4,003)	(171,809)
		(491,851)

Semiconductors - (0.3)%
Power Integrations, Inc.	(4,391)	(176,562)

Software - (3.3)%
Adobe, Inc.	(905)	(319,239)
Appian Corp. - Class A	(5,696)	(174,127)
Atlassian Corp. - Class A	(1,027)	(164,012)
BILL Holdings, Inc.	(3,760)	(199,167)
CCC Intelligent Solutions Holdings, Inc.	(26,593)	(242,262)
Fair Isaac Corp.	(126)	(188,563)
Global-E - (U.C.) Online Ltd.	(5,139)	(183,771)
HubSpot, Inc.	(337)	(157,648)
nCino, Inc.	(6,771)	(183,562)
Sprout Social, Inc. - Class A	(9,070)	(117,184)
		(1,929,535)

Telecommunications - (1.4)%
BCE, Inc.	(18,282)	(427,616)
Harmonic, Inc.	(23,666)	(240,920)
Rogers Communications, Inc. - Class B	(4,638)	(159,872)
		(828,408)

Transportation - (1.6)%
Matson, Inc.	(3,765)	(371,191)
RXO, Inc.	(25,926)	(398,742)
ZTO Express Cayman, Inc. - ADR	(9,131)	(175,315)
		(945,248)
TOTAL COMMON STOCKS (Proceeds $23,556,790)		(22,902,263)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (2.3)%
Alexandria Real Estate Equities, Inc.	(3,436)	(286,356)
Apple Hospitality REIT, Inc.	(13,495)	(162,075)
Equity LifeStyle Properties, Inc.	(2,763)	(167,714)
Federal Realty Investment Trust	(1,734)	(175,672)
Healthpeak Properties, Inc.	(7,679)	(147,053)
Innovative Industrial Properties, Inc.	(4,934)	(264,364)
National Storage Affiliates Trust	(5,207)	(157,355)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $1,382,290)		(1,360,589)

TOTAL SECURITIES SOLD SHORT - (41.9)% (Proceeds $24,939,080)		$(24,262,852)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	10

Statement of Assets and Liabilities	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$68,154,351
Deposit at broker for securities sold short	14,395,900
Receivable for investments sold	438,398
Cash	221,807
Interest receivable	127,419
Dividends receivable	44,744
Dividend tax reclaims receivable	722
Prepaid expenses and other assets	7
Total assets	83,383,348

LIABILITIES:
Securities sold short, at value	24,262,852
Payable for investments purchased	1,123,243
Payable to adviser (Note 4)	53,309
Dividends payable	47,823
Interest payable	1,996
Total liabilities	25,489,223
NET ASSETS	$57,894,125

NET ASSETS CONSISTS OF:
Paid-in capital	$50,448,555
Total distributable earnings	7,445,570
Total net assets	$57,894,125

Net assets	$57,894,125
Shares issued and outstanding(a)	2,470,000
Net asset value per share	$23.44

COST:
Investments, at cost	$57,405,267

PROCEEDS:
Securities sold short proceeds	$24,939,080

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	11

Statement of Operations	Even Herd Long Short ETF

For the Six-Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$412,289
Less: Issuance fees	(5,213)
Less: Dividend withholding taxes	(5,989)
Interest income	423,347
Total investment income	824,434

EXPENSES:
Investment advisory fee (Note 4)	310,121
Interest expense	309,533
Dividends expenses	300,513
Total expenses	920,167
NET INVESTMENT LOSS	(95,733)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(946,319)
In-kind redemptions	4,309,734
Securities sold short	(2,604,506)
Net realized gain (loss)	758,909
Net change in unrealized appreciation (depreciation) on:
Investments	8,367,128
Securities sold short	(966,069)
Net change in unrealized appreciation (depreciation)	7,401,059
Net realized and unrealized gain (loss)	8,159,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,064,235

The accompanying notes are an integral part of these financial statements.	12

Statement of Changes in Net Assets	Even Herd Long Short ETF

	Six-Months ended September 30, 2025 (Unaudited)	Period ended March 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(95,733)	$61,486
Net realized gain (loss)	758,909	(3,941,185)
Net change in unrealized appreciation (depreciation)	7,401,059	4,024,253
Net increase (decrease) in net assets from operations	8,064,235	144,554

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(539,211)
Total distributions to shareholders	—	(539,211)

CAPITAL TRANSACTIONS:
Shares sold	10,510,659	51,019,630
Shares redeemed	(9,367,426)	(1,950,108)
ETF transaction fees (Note 8)	—	11,792
Net increase (decrease) in net assets from capital transactions	1,143,233	49,081,314

NET INCREASE (DECREASE) IN NET ASSETS	9,207,468	48,686,657

NET ASSETS:
Beginning of the period	48,686,657	—
End of the period	$57,894,125	$48,686,657

SHARES TRANSACTIONS
Shares sold	470,000	2,510,000
Shares redeemed	(420,000)	(90,000)
Total increase (decrease) in shares outstanding	50,000	2,420,000

(a)	Inception date of the Fund was April 1, 2024.

The accompanying notes are an integral part of these financial statements.	13

Financial Highlights	Even Herd Long Short ETF

For a share outstanding throughout the six-months presented

	Six-Months ended September 30, 2025 (Unaudited)	Period ended March 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.12	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.03
Net realized and unrealized gain (loss) on investments(c)	3.36	0.31
Total from investment operations	3.32	0.34

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.23)
Total distributions	—	(0.23)

ETF transaction fees per share	—	0.01
Net asset value, end of period	$23.44	$20.12

TOTAL RETURN(d)	16.50%	1.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,894	$48,687
Ratio of expenses to average net assets(e)	3.41%	2.60%
Ratio of dividends and interest expense on securities sold short to average net assets(e)	2.26%	1.45%
Ratio of operational expenses to average net assets excluding dividends and interest expense on securities sold short(e)	1.15%	1.15%
Ratio of net investment income (loss) to average net assets(e)	(0.36)%	0.13%
Portfolio turnover rate(d)(f)	97%	423%

(a)	Inception date of the Fund was April 1, 2024.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	14

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Even Herd Long Short ETF (the “Fund”) is a diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. Even Herd, LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on April 1, 2024.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$59,441,735	$–	$–	$59,441,735
Real Estate Investment Trusts - Common	809,787	–	–	809,787
Money Market Funds	7,902,829	–	–	7,902,829
Total Investments	$68,154,351	$–	$–	$68,154,351

Liabilities:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$(22,902,263)	$–	$–	$(22,902,263)
Real Estate Investment Trusts - Common	(1,360,589)	–	–	(1,360,589)
Total Investments	$(24,262,852)	$–	$–	$(24,262,852)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of September 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends, if any, has been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ or The New York Stock Exchange is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.	Short Sales. The Fund engages in short sales as part of its principal investment strategy. The Sub-Adviser employs a proprietary algorithm to identify equity securities exhibiting downward momentum and takes short positions in those securities. The Fund’s short exposure will generally range from 10% to 90% of its assets, and its net equity exposure, defined as the value of its long positions minus its short positions, will generally range from 10% to 90% net long. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of the Fund.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

Short Sale Risks. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing, which may negatively impact performance. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Momentum Investing Risk. Securities that have previously exhibited price momentum may be more volatile than a broad cross-section of securities and their returns may be less than the returns of the overall stock market or other styles of investing. High momentum may also be a sign that the securities’ prices have peaked. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 1.15%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended September 30, 2025 is disclosed in the Statement of Operations.

The Sub -Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.05% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund’s expenses, the Adviser has agreed to pay the Sub -Adviser the profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended September 30, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, securities sold short, U.S. government securities, and in-kind transactions were $58,771,644 and $53,199,224, respectively.

For the six-months ended September 30, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended September 30, 2025, in-kind transactions associated with creations and redemptions were $3,232,512 and $8,947,981, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended September 30, 2025 (estimated) and prior period ended March 31, 2025 were as follows:

Distributions paid from:	September 30, 2025	March 31, 2025
Ordinary Income	$–	$539,211

Notes to the Financial Statements	Even Herd Long Short ETF

September 30, 2025 (Unaudited)

As of the prior fiscal period ended March 31, 2025, the components of accumulated losses on a tax basis were as follows:

Investments, at cost(a)	$26,471,916
Gross tax unrealized appreciation	6,783,017
Gross tax unrealized depreciation	(3,053,033)
Net tax unrealized appreciation (depreciation)	3,729,984
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(4,348,649)
Total distributable earnings/(accumulated losses)	$(618,665)

(a) The differences between book and tax-basis unrealized appreciation were attributable primarily to the treatment of wash sales and PFIC mark-to-market adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the prior fiscal period ended March 31, 2025, the Fund had not elected to defer any post-October losses and had elected to defer $254,850 of late-year losses.

As of the prior fiscal period ended March 31, 2025, the Fund had a short-term capital loss carryover of $4,093,799, which does not expire.

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	December 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 8, 2025

* Print the name and title of each signing officer under his or her signature.